Share Capital - Option Fair Value Assumptions (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2025 yr $ / shares	Dec. 31, 2024 yr $ / shares	Jun. 30, 2024 $ / shares
Share Capital
Expected stock price volatility	90.00%	106.00%	78.00%
Risk-free interest rate	2.90%	4.00%	4.37%
Expected life of options | yr	5	5	5
Grant price	$ 1.26	$ 1.54	$ 2.87
Exercise price	$ 1.26	$ 1.54	$ 1.26	$ 2.87